Acquisitions (Tables)	3 Months Ended	12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014
Summary of Unaudited Pro-forma Information
	Three Months Ended December 31,
	2014	2013
Revenues	$4,976,416	$4,289,544
Loss from operations	(1,513,379)	(4,961,452)
Net loss attributable to the Company	(1,944,824)	(4,368,889)
Basic income per share	(0.19)	(0.43)
Diluted income per share	(0.19)	(0.43)
Net loss attributable to common shareholders	(1,924,388)	(4,378,316)
Basic income per share	(0.19)	(0.43)
Diluted income per share	(0.19)	(0.43)

	For the Year Ended
	September 30,
	Unaudited
	2014	2013

Revenues	16,445,410	18,668,162
Loss from operations	(8,617,692)	(2,388,277)
Net loss attributable to the Company	(8,924,681)	(19,413,822)
Basic income per share	(1.11)	(3.80)
Diluted income per share	(1.11)	(3.80)
Net loss attributable to common shareholders	(8,939,266)	(20,456,519)
Basic income per share	(0.88)	(4.00)
Diluted income per share	(0.88)	(4.00)

GPS Global [Member]
Fair values of the assets and liabilities assumed

The following table summarizes the fair values of the assets and liabilities assumed at the acquisition date of GPS Global (in thousands).

Current assets	$217
Inventory	17
Property and equipment	47
Monitoring equipment	48
Other non-current assets	21
Intangible assets	4,856
Tradename	192
Accounts payable and accrued expenses	(215)
Loan payable	(753)
Goodwill	3,381
Total fair value of assets acquired	$7,811

(000's)
Purchase Price	$7,811
Current assets	$217
Inventory	17
Property and equipment	47
Monitoring equipment	48
Other non-current assets	21
Intangible assets	4,856
Tradename	192
Accounts payable and accrued expenses	(215)
Loan payable	(753)
Goodwill	3,381
Total fair value of assets acquired	$7,811

BFC/Emerge [Member]
Fair values of the assets and liabilities assumed
Inventory	$451
Property and equipment	227
Other assets	109
Developed technology	1,600
Customer contracts/relationships	1,860
Tradename/Trademarks	110
Liabilities	30
Goodwill	3,382
Total fair value of assets acquired	$7,739

Emerge [Member]
Fair values of the assets and liabilities assumed
Inventory	$451
Property and equipment	227
Other assets	109
Developed technology	1,600
Customer contracts/relationships	1,860
Tradename /trademarks	110
Goodwill	3,382
Total fair value of assets acquired	$7,739

TrackGroup [Member]
Fair values of the assets and liabilities assumed
Current assets	$477
Property and equipment	5
Accounts payable and accrued expenses	(65)
Loan payable	(381)
Goodwill	4,050
Total fair value of assets acquired	$4,086